Schedule of Reconciliation of (Loss)/profit After Income Tax to Net Cash Used in Operating Activities (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Reconciliation Of Loss After Income Tax To Net Cash Used In Operating Activities
(Loss)/Profit After Income Tax Expense for the Year	$ (16,389,292)	$ (11,571,240)	$ 34,402,821
Adjustments for:
Gain from sale of equipment		(16,137)
Fair value gain/(loss) on investments	833,951	2,577,419	(565,317)
Amortization of financial liability	577,961	928,281
Depreciation	592,385	456,904	346,828
Management fee		(47,423)
Share based payments (Note 28)	335,669	780,235	1,200,053
Non-cash finance costs	(624,654)	(1,870,042)	(133,649)
Foreign exchange movement on financial liability	226,908	24,883
Gain from sale of investment	(51,464)
Impairment of Investment in Snow Lake Resources	7,687,745		45,556,885
Share of loss - associates	1,975,595	6,254,759	29,088
Foreign exchange gain intercompany loans	209,545	(868,392)	(1,533,601)
Interest income			(20,000)
Gain from deconsolidation of Snow Lake Resources			(91,778,097)
Loss on disposal on Snow Lake Resources			9,102,187
Change in operating assets and liabilities:
Increase in trade and other receivables	160,561	(96,579)	(47,469)
Increase in trade and other payables	806,322	363,655	584,510
Net cash used in operating activities	$ (3,666,768)	$ (3,083,677)	$ (2,855,761)